Financial Risk Management - Summary of Net Debt Position (Detail) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net debt [line items]
Cash and cash equivalents	£ 543	£ 312
Financial liabilities	(1,825)	(1,578)
Derivative financial instruments	(7)	5
Investment in finance lease receivable	83	100
Lease liabilities	(517)	(547)
Net debt	(853)	(744)
Overdrafts [Member]
Disclosure of net debt [line items]
Financial liabilities	0	(3)
Bonds [member]
Disclosure of net debt [line items]
Financial liabilities	£ (955)	£ (611)